Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 482,805,000	$ 462,397,000	$ 1,056,859,000	$ 949,270,000
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Operating Leases, Income Statement, Lease Revenue	390,407,000	359,140,000	876,590,000	747,933,000
Sales-type Lease, Interest Income, Lease Receivable	12,877,000	12,969,000	25,543,000	25,763,000
Operating Lease, Variable Lease Income	13,658,000	13,307,000	26,848,000	25,316,000
Variable Lease, Payment	0	16,320,000	5,218,000	27,152,000
Revenues	416,942,000	401,736,000	934,199,000	826,164,000
Time charters
Disaggregation of Revenue [Line Items]
Revenues	174,843,000	143,140,000	325,912,000	286,356,000
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	218,309,000	200,353,000	543,104,000	431,590,000
Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		6,129,000		12,191,000
FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	28,787,000	57,828,000	74,720,000	107,266,000
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	60,866,000	54,947,000	113,123,000	111,867,000
Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	65,863,000	60,661,000	122,660,000	123,106,000
Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	88,108,000	105,817,000	180,375,000	205,914,000
Operating Segments | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	148,205,000	153,060,000	288,092,000	302,804,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	148,205,000	150,691,000	288,092,000	297,673,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	135,761,000	133,684,000	266,306,000	264,459,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	10,383,000	8,858,000	17,700,000	18,018,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		6,129,000		12,191,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	2,061,000	2,020,000	4,086,000	3,005,000
Operating Segments | Teekay LNG | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	0	2,369,000	0	5,131,000
Operating Segments | Teekay LNG | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	2,369,000	0	5,131,000
Operating Segments | Teekay LNG | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay LNG | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Tankers [Member] | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	246,492,000	207,007,000	588,392,000	445,168,000
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	34,986,000	1,496,000	50,553,000	4,906,000
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	207,926,000	191,495,000	525,404,000	413,572,000
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	3,580,000	14,016,000	12,435,000	26,690,000
Operating Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues		47,989,000
Operating Segments | Teekay Parent | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues	28,787,000	57,828,000	74,720,000	107,266,000
Operating Segments | Teekay Parent | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Offshore Production | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	28,787,000	57,828,000	74,720,000	107,266,000
Operating Segments | Teekay Parent | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	59,321,000		105,655,000	98,648,000
Operating Segments | Teekay Parent | Teekay Parent | Time charters
Disaggregation of Revenue [Line Items]
Revenues	4,096,000	8,078,000	9,053,000	14,347,000
Operating Segments | Teekay Parent | Teekay Parent | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Teekay Parent | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Teekay Parent | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Teekay Parent | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	55,225,000	39,911,000	96,602,000	84,301,000
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenues	0	(3,487,000)	0	(4,616,000)
Intersegment Eliminations | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	(2,487,000)	0	(2,487,000)
Intersegment Eliminations | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0		0
Intersegment Eliminations | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	(1,000,000)	0	(2,129,000)
Non-lease [Member] | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	60,866,000	54,947,000	113,123,000	111,867,000
Non-lease [Member] | Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 4,997,000	$ 5,714,000	$ 9,537,000	$ 11,239,000